Long-Term Debt - Schedule of Changes in the Carrying Value of the SIF Loan (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
SIF Loan [Member]
Schedule of Changes in the Carrying Value of the SIF Loan [Line Items]
Beginning balance	$ 27,536
Changes due to foreign exchange rates, net of contributions received	(206)
Interest expense, net of changes in foreign exchange rates	282
Ending balance	27,612
FedDev Loan [Member]
Schedule of Changes in the Carrying Value of the SIF Loan [Line Items]
Beginning balance	2,462
Changes due to foreign exchange rates, net of contributions received	(41)
Ending balance	$ 2,421